                                       PART A

                        INFORMATION REQUIRED IN A PROSPECTUS

    Attached hereto and made a part hereof is a Supplement to the Profile and Prospectus dated May 1, 2001 (incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-41438) filed April 23, 2001) for each of the following:

        MFS Regatta Flex-4 Variable and Fixed Annuity
        Select Four Variable and Fixed Annuity

                                                             Rule 497(c)
                                                             File Nos. 333-41438
                                                                       811-05846

                        SUPPLEMENT DATED AUGUST 1, 2001

                                       TO

                   PROFILE DATED MAY 1, 2001, AS SUPPLEMENTED
                                      AND
                 PROSPECTUS DATED MAY 1, 2001, AS SUPPLEMENTED

                                      FOR

                               MFS REGATTA FLEX-4
                           VARIABLE AND FIXED ANNUITY

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Beginning on August 27, 2001, with the addition of a new class of shares -- the "Service Class shares" -- to the MFS/Sun Life Series Trust ("the Series Fund"), the following 31 corresponding Sub-Accounts will be added to the MFS Regatta Flex-4 Variable and Fixed Annuity Contracts (the "Contracts"):

Bond -- S Class                          Managed Sectors -- S Class
Capital Appreciation -- S Class          Massachusetts Investors Growth Stock -- S Class
Capital Opportunities -- S Class         Massachusetts Investors Trust -- S Class
Emerging Growth -- S Class               Mid Cap Growth -- S Class
Emerging Markets Equity -- S Class       Money Market -- S Class
Global Asset Allocation -- S Class       New Discovery -- S Class
Global Governments -- S Class            Research -- S Class
Global Growth -- S Class                 Research Growth and Income -- S Class
Global Health Sciences -- S Class        Research International -- S Class
Global Telecommunications -- S Class     Strategic Growth -- S Class
Global Total Return -- S Class           Strategic Income -- S Class
Government Securities -- S Class         Technology -- S Class
High Yield -- S Class                    Total Return -- S Class
International Growth -- S Class          Utilities -- S Class
International Investors Trust --         Value -- S Class
S Class
International New Discovery --
S Class

      This Supplement describes the fees and performance information associated with the Series Fund's Service Class (the "S Class") shares. The
S Class shares are the same as the shares (referred to herein as the "Initial Class" shares) currently offered in the Series Fund's Prospectus, dated May 1, 2001, except that the S Class shares are subject to a distribution fee equal to 0.25% of each Fund's daily net assets.

      The INITIAL CLASS SHARES are only available to owners of a MFS Regatta Flex-4 Variable and Fixed Annuity Contract who opened their Contracts BEFORE August 27, 2001. (A Contract is considered "opened" once we have received a completed Application in good order.) Subsequent payments and transfers by such Contract owners will continue to purchase Initial Class shares.

      Owners of a MFS Regatta Flex-4 Variable and Fixed Annuity Contract who opened their Contracts ON OR AFTER August 27, 2001, will only be able to purchase S CLASS SHARES. Subsequent payments and transfers by such Contract owners will continue to purchase S Class shares.

      At present, the INTERNATIONAL NEW DISCOVERY SERIES and GLOBAL HEALTH SCIENCES SERIES of the MFS/Sun Life Series Trust are not available for sale and, therefore, neither share class of these two Series is available for investment. We do not know at this time when or if these two Series will be made available. YOUR INVESTMENT DECISION TO PURCHASE A CONTRACT SHOULD NOT ASSUME THE FUTURE AVAILABILITY OF THESE SERIES.

      As a result of the addition of the S Class shares, the Profile dated May 1, 2001, as supplemented, (the "Profile") and the Prospectus dated May 1, 2001, as supplemented, (the "Prospectus") for the MFS Regatta Flex-4 Variable and Fixed Annuity are further supplemented as follows:

      1. The list of the available investment options appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is hereby supplemented by the addition of the 31 Sub-Accounts listed above.

      2. The summary expense chart appearing in Section 5, "Expenses," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

                                                                                          EXAMPLES:
                                          TOTAL      TOTAL                          TOTAL EXPENSE AT END
                                         ANNUAL      ANNUAL     TOTAL        NO RIDERS (A)        WITH RIDER (B)
                                        INSURANCE     FUND      ANNUAL    -------------------   -------------------
                                         CHARGES    EXPENSES   EXPENSES    1 YEAR    10 YEARS    1 YEAR    10 YEARS
                                         -------    --------   --------   --------   --------   --------   --------
Bond -- S Class                           1.45%      0.97%      2.42%       $80        $276       $84        $315
Capital Appreciation -- S Class           1.45%      1.00%      2.45%       $80        $279       $84        $318
Capital Opportunities -- S Class          1.45%      1.04%      2.49%       $81        $283       $84        $321
Emerging Growth -- S Class                1.45%      0.99%      2.44%       $80        $278       $84        $317
Emerging Markets Equity -- S Class        1.45%      1.82%      3.27%       $88        $357       $92        $392
Global Asset Allocation -- S Class        1.45%      1.15%      2.60%       $82        $293       $86        $332
Global Governments -- S Class             1.45%      1.19%      2.64%       $82        $297       $86        $336
Global Growth -- S Class                  1.45%      1.29%      2.74%       $83        $307       $87        $345
Global Health Sciences -- S Class         1.45%      1.50%      2.95%       $85        $327       $89        $364
Global Telecommunications -- S Class      1.45%      1.53%      2.98%       $85        $330       $89        $367
Global Total Return -- S Class            1.45%      1.16%      2.61%       $82        $294       $86        $333
Government Securities -- S Class          1.45%      0.87%      2.32%       $79        $266       $83        $305
High Yield -- S Class                     1.45%      1.08%      2.53%       $81        $287       $85        $325
International Growth -- S Class           1.45%      1.49%      2.94%       $85        $326       $89        $363
International Investors Trust --
  S Class                                 1.45%      1.46%      2.91%       $85        $323       $88        $360
International New Discovery --
  S Class                                 1.45%      1.48%      2.93%       $85        $325       $89        $362
Managed Sectors -- S Class                1.45%      1.01%      2.46%       $80        $280       $84        $319
Massachusetts Investors Growth
  Stock -- S Class                        1.45%      1.06%      2.51%       $81        $285       $85        $323
Massachusetts Investors Trust --
  S Class                                 1.45%      0.85%      2.30%       $79        $264       $83        $303
Mid Cap Growth -- S Class                 1.45%      1.14%      2.59%       $82        $292       $85        $331
Money Market -- S Class                   1.45%      0.83%      2.28%       $79        $262       $83        $301
New Discovery -- S Class                  1.45%      1.24%      2.69%       $83        $302       $86        $340
Research -- S Class                       1.45%      0.99%      2.44%       $80        $278       $84        $317
Research Growth and Income -- S Class     1.45%      1.13%      2.58%       $82        $291       $85        $330
Research International -- S Class         1.45%      1.53%      2.98%       $85        $330       $89        $367
Strategic Growth -- S Class               1.45%      1.19%      2.64%       $82        $297       $86        $336
Strategic Income -- S Class               1.45%      1.23%      2.68%       $83        $301       $86        $339
Technology -- S Class                     1.45%      1.17%      2.62%       $82        $295       $86        $334
Total Return -- S Class                   1.45%      0.95%      2.40%       $80        $274       $84        $313
Utilities -- S Class                      1.45%      1.05%      2.50%       $81        $284       $85        $322
Value -- S Class                          1.45%      1.12%      2.57%       $81        $290       $85        $329

      3. The performance chart appearing in Section 8, "Performance," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

SUB-ACCOUNT                       2000       1999       1998       1997       1996       1995       1994       1993       1992
-----------                     --------   --------   --------   --------   --------   --------   --------   --------   --------
Bond -- S Class                   8.41%    (3.40)%      --        --         --          --         --         --        --
Capital Appreciation --
 S Class                        (12.92)%   30.39%      26.49%    20.98%     19.35%      32.13%     (5.32)%    15.94%    11.20%
Capital Opportunities --
 S Class                         (6.47)%   45.14%      24.77%    25.37%      --          --         --         --        --
Emerging Growth -- S Class      (20.46)%   72.87%      31.56%    19.81%     15.04%       --         --         --        --
Emerging Markets Equity --
 S Class                        (24.05)%   49.93%     (31.22)%    8.46%      --          --         --         --        --
Global Asset Allocation --
 S Class                         (3.95)%   16.53%       4.69%     8.92%     13.94%      19.50%      --         --        --
Global Governments --
 S Class                         (0.41)%   (6.80)%     13.47%    (2.53)%     2.80%      13.67%     (6.19)%    16.82%    (1.31)%
Global Growth -- S Class        (14.60)%   64.51%      12.56%    13.30%     11.09%      13.95%      1.10%      --        --
Global Total Return --
 S Class                          0.59%     6.58%      16.30%    11.65%     12.25%      15.85%      --         --        --
Government Securities --
 S Class                         10.24%    (3.60)%      6.84%     6.83%     (0.19)%     15.58%     (3.90)%     6.75%     4.83%
High Yield -- S Class            (8.35)%    5.03%      (1.16)%   11.22%     10.13%      14.98%     (3.97)%    15.67%    13.01%
International Growth --
 S Class                         (9.36)%   33.03%       0.13%    (3.38)%     --          --         --         --        --
International Investors
 Trust -- S Class                (4.02)%   15.29%      19.51%     4.64%      3.02%       --         --         --        --
Managed Sectors -- S Class      (22.17)%   82.50%      10.37%    23.44%     15.52%      29.96%     (3.67)%     2.21%     4.60%
Massachusetts Investors Growth
 Stock -- S Class                (7.71)%   33.49%       --        --         --          --         --         --        --
Massachusetts Investors
 Trust -- S Class                (1.59)%    5.37%      21.70%    29.67%     23.21%      35.05%     (2.86)%     6.50%     3.74%
Money Market -- S Class           4.18%     2.90%       3.19%     3.21%      3.06%       3.59%      1.87%      0.81%     1.51%
New Discovery -- S Class         (1.31)%   57.50%       --        --         --          --         --         --        --
Research -- S Class              (5.74)%   22.05%      21.50%    18.71%     21.65%      35.05%      --         --        --
Research Growth and Income --
 S Class                          1.37%     6.32%      20.06%     --         --          --         --         --        --
Research International --
 S Class                         (9.52)%   52.35%       --        --         --          --         --         --        --
Strategic Growth -- S Class     (11.51)%   19.33%       --        --         --          --         --         --        --
Strategic Income -- S Class       1.17%    21.43%       --        --         --          --         --         --        --
Total Return -- S Class          14.84%     1.08%       9.81%    19.83%     12.05%      24.57%     (4.00)%    11.39%     6.45%
Utilities -- S Class              5.19%    29.05%      15.55%    30.42%     18.22%      30.10%     (6.64)%     --        --
Value -- S Class                 28.08%     5.23%       --        --         --          --         --         --        --

SUB-ACCOUNT                       1991       1990
-----------                     --------   --------
Bond -- S Class                   --         --
Capital Appreciation --
 S Class                         38.49%    (11.29)%
Capital Opportunities --
 S Class                          --         --
Emerging Growth -- S Class        --         --
Emerging Markets Equity --
 S Class                          --         --
Global Asset Allocation --
 S Class                          --         --
Global Governments --
 S Class                         12.77%     11.34%
Global Growth -- S Class          --         --
Global Total Return --
 S Class                          --         --
Government Securities --
 S Class                         13.84%      6.94%
High Yield -- S Class            45.08%    (15.91)%
International Growth --
 S Class                          --         --
International Investors
 Trust -- S Class                 --         --
Managed Sectors -- S Class       59.22%    (12.07)%
Massachusetts Investors Growth
 Stock -- S Class                 --         --
Massachusetts Investors
 Trust -- S Class                 --         --
Money Market -- S Class           3.92%      5.94%
New Discovery -- S Class          --         --
Research -- S Class               --         --
Research Growth and Income --
 S Class                          --         --
Research International --
 S Class                          --         --
Strategic Growth -- S Class       --         --
Strategic Income -- S Class       --         --
Total Return -- S Class          19.52%      0.85%
Utilities -- S Class              --         --
Value -- S Class                  --         --

      4. The "Underlying Fund Annual Expenses" table appearing on page 5 of the Prospectus is supplemented by adding the fees associated with the S Class shares of the Funds as follows:

                                                    OTHER                                 TOTAL ANNUAL FUND
                                                FUND EXPENSES                                 EXPENSES
                                 MANAGEMENT         AFTER            12B-1 OR             AFTER AND BEFORE
FUND                                FEES       REIMBURSEMENT(2)    SERVICE FEES           REIMBURSEMENT(2)
----                             ----------   ------------------   ------------   ---------------------------------
Bond -- S Class                    0.60%            0.12%              0.25%       0.97%
Capital Appreciation --
  S Class                          0.71%            0.04%              0.25%       1.00%
Capital Opportunities --
  S Class                          0.71%            0.08%              0.25%       1.04%
Emerging Growth -- S Class         0.69%            0.05%              0.25%       0.99%
Emerging Markets Equity --
  S Class                          1.25%            0.32%              0.25%       1.82%
Global Asset Allocation --
  S Class                          0.75%            0.15%              0.25%       1.15%
Global Governments -- S Class      0.75%            0.19%              0.25%       1.19%
Global Growth -- S Class           0.90%            0.14%              0.25%       1.29%
Global Health Sciences --
  S Class (3)                      1.00%            0.25%              0.25%       1.50%  [1.71%]
Global Telecommunications --
  S Class (3)                      1.00%            0.28%              0.25%       1.53%  [8.75%]
Global Total Return -- S Class     0.75%            0.16%              0.25%       1.16%
Government Securities --
  S Class                          0.55%            0.07%              0.25%       0.87%
High Yield -- S Class              0.75%            0.08%              0.25%       1.08%
International Growth --
  S Class                          0.98%            0.26%              0.25%       1.49%
International Investors
  Trust -- S Class                 0.98%            0.23%              0.25%       1.46%
International New Discovery --
  S Class (3)                      0.98%            0.25%              0.25%       1.48%  [1.69%]
Managed Sectors -- S Class         0.71%            0.05%              0.25%       1.01%
Massachusetts Investors Growth
  Stock -- S Class                 0.75%            0.06%              0.25%       1.06%
Massachusetts Investors
  Trust -- S Class                 0.55%            0.05%              0.25%       0.85%
Mid Cap Growth -- S Class          0.75%            0.14%              0.25%       1.14%
Money Market -- S Class            0.50%            0.08%              0.25%       0.83%
New Discovery -- S Class           0.90%            0.09%              0.25%       1.24%
Research -- S Class                0.69%            0.05%              0.25%       0.99%
Research Growth and Income --
  S Class                          0.75%            0.13%              0.25%       1.13%
Research International --
  S Class                          1.00%            0.28%              0.25%       1.53%
Strategic Growth -- S Class        0.75%            0.19%              0.25%       1.19%
Strategic Income -- S Class        0.75%            0.23%              0.25%       1.23%
Technology -- S Class              0.75%            0.17%              0.25%       1.17%
Total Return -- S Class            0.66%            0.04%              0.25%       0.95%
Utilities -- S Class               0.72%            0.08%              0.25%       1.05%
Value -- S Class                   0.75%            0.12%              0.25%       1.12%

      5. Footnote (2) to the "Underlying Fund Annual Expenses" table appearing on page 5 of the Prospectus is supplemented with the addition of the following fee reimbursements associated with S Class shares of the Funds:

    Bond -- S Class.........................................  0.95%
    Capital Appreciation -- S Class.........................  0.99%
    Emerging Growth -- S Class..............................  0.98%
    Emerging Markets Equity -- S Class......................  1.80%
    Global Asset Allocation -- S Class......................  1.14%
    Global Governments -- S Class...........................  1.18%
    Global Growth -- S Class................................  1.28%
    Global Telecommunications -- S Class....................  1.50%
    Global Total Return -- S Class..........................  1.15%
    High Yield -- S Class...................................  1.07%
    International Growth -- S Class.........................  1.48%
    Massachusetts Investors Trust -- S Class................  0.84%
    Mid Cap Growth -- S Class...............................  1.12%
    Research Growth and Income -- S Class...................  1.12%
    Research International -- S Class.......................  1.52%
    Strategic Growth -- S Class.............................  1.17%
    Strategic Income -- S Class.............................  1.21%
    Technology -- S Class...................................  1.15%
    Total Return -- S Class.................................  0.94%
    Utilities -- S Class....................................  1.04%
    Value -- S Class........................................  1.11%

      6. Footnote (3) to the "Underlying Fund Annual Expenses" table appearing on page 6 of the Prospectus is replaced with the following paragraph:

    (3) MFS has contractually agreed to bear the expenses of each of the two classes (Initial Class and S Class) of the Global Health Science Series, Global Telecommunications Series, and International New Discovery
       Series such that "Other Fund Expenses," after taking into account the expense offset arrangement described in Footnote (2), above, do not exceed 0.25% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the Series Fund's Board of Directors; provided, however, that a Fund's contractual fee arrangement will terminate prior to May 1, 2002, in the event that the Fund's "Other Fund Expenses" equal or fall below 0.25% annually.

      7. The "Examples" presented on pages 7 through 10 of the Prospectus are supplemented by adding the following examples:

      If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond -- S Class.............................................    $80        $124       $129       $276
Capital Appreciation -- S Class.............................    $80        $125       $131       $279
Capital Opportunities -- S Class............................    $81        $126       $133       $283
Emerging Growth -- S Class..................................    $80        $125       $130       $278
Emerging Markets Equity -- S Class..........................    $88        $148       $171       $357
Global Asset Allocation -- S Class..........................    $82        $130       $138       $293
Global Governments -- S Class...............................    $82        $131       $140       $297
Global Growth -- S Class....................................    $83        $133       $145       $307
Global Health Sciences -- S Class...........................    $85        $139       $155       $327
Global Telecommunications -- S Class........................    $85        $140       $157       $330
Global Total Return -- S Class..............................    $82        $130       $139       $294
Government Securities -- S Class............................    $79        $122       $124       $266
High Yield -- S Class.......................................    $81        $128       $135       $287
International Growth -- S Class.............................    $85        $139       $155       $326
International Investors Trust -- S Class....................    $85        $138       $153       $323
International New Discovery -- S Class......................    $85        $139       $154       $325
Managed Sectors -- S Class..................................    $80        $126       $131       $280
Massachusetts Investors Growth Stock -- S Class.............    $81        $127       $134       $285
Massachusetts Investors Trust -- S Class....................    $79        $121       $123       $264
Mid Cap Growth -- S Class...................................    $82        $129       $138       $292
Money Market -- S Class.....................................    $79        $120       $122       $262
New Discovery -- S Class....................................    $83        $132       $142       $302
Research -- S Class.........................................    $80        $125       $130       $278
Research Growth and Income -- S Class.......................    $82        $129       $137       $291
Research International -- S Class...........................    $85        $140       $157       $330
Strategic Growth -- S Class.................................    $82        $131       $140       $297
Strategic Income -- S Class.................................    $83        $132       $142       $301
Technology -- S Class.......................................    $82        $130       $139       $295
Total Return -- S Class.....................................    $80        $124       $128       $274
Utilities -- S Class........................................    $81        $127       $133       $284
Value -- S Class............................................    $81        $129       $137       $290

      If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond -- S Class.............................................    $84        $136       $149       $315
Capital Appreciation -- S Class.............................    $84        $137       $150       $318
Capital Opportunities -- S Class............................    $84        $138       $152       $321
Emerging Growth -- S Class..................................    $84        $136       $150       $317
Emerging Markets Equity -- S Class..........................    $92        $159       $190       $392
Global Asset Allocation -- S Class..........................    $86        $141       $158       $332
Global Governments -- S Class...............................    $86        $142       $160       $336
Global Growth -- S Class....................................    $87        $145       $164       $345
Global Health Sciences -- S Class...........................    $89        $151       $175       $364
Global Telecommunications -- S Class........................    $89        $151       $176       $367
Global Total Return -- S Class..............................    $86        $141       $158       $333
Government Securities -- S Class............................    $83        $133       $144       $305
High Yield -- S Class.......................................    $85        $139       $154       $325
International Growth -- S Class.............................    $89        $150       $174       $363
International Investors Trust -- S Class....................    $88        $149       $173       $360
International New Discovery -- S Class......................    $89        $150       $174       $362
Managed Sectors -- S Class..................................    $84        $137       $151       $319
Massachusetts Investors Growth Stock -- S Class.............    $85        $138       $153       $323
Massachusetts Investors Trust -- S Class....................    $83        $132       $143       $303
Mid Cap Growth -- S Class...................................    $85        $141       $157       $331
Money Market -- S Class.....................................    $83        $132       $142       $301
New Discovery -- S Class....................................    $86        $143       $162       $340
Research -- S Class.........................................    $84        $136       $150       $317
Research Growth and Income -- S Class.......................    $85        $140       $157       $330
Research International -- S Class...........................    $89        $151       $176       $367
Strategic Growth -- S Class.................................    $86        $142       $160       $336
Strategic Income -- S Class.................................    $86        $143       $162       $339
Technology -- S Class.......................................    $86        $141       $159       $334
Total Return -- S Class.....................................    $84        $135       $148       $313
Utilities -- S Class........................................    $85        $138       $153       $322
Value -- S Class............................................    $85        $140       $156       $329

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond -- S Class.............................................    $25        $ 75       $129       $276
Capital Appreciation -- S Class.............................    $25        $ 76       $131       $279
Capital Opportunities -- S Class............................    $25        $ 78       $133       $283
Emerging Growth -- S Class..................................    $25        $ 76       $130       $278
Emerging Markets Equity -- S Class..........................    $33        $101       $171       $357
Global Asset Allocation -- S Class..........................    $26        $ 81       $138       $293
Global Governments -- S Class...............................    $27        $ 82       $140       $297
Global Growth -- S Class....................................    $28        $ 85       $145       $307
Global Health Sciences -- S Class...........................    $30        $ 91       $155       $327
Global Telecommunications -- S Class........................    $30        $ 92       $157       $330
Global Total Return -- S Class..............................    $26        $ 81       $139       $294
Government Securities -- S Class............................    $24        $ 72       $124       $266
High Yield -- S Class.......................................    $26        $ 79       $135       $287
International Growth -- S Class.............................    $30        $ 91       $155       $326
International Investors Trust -- S Class....................    $29        $ 90       $153       $323
International New Discovery -- S Class......................    $30        $ 91       $154       $325
Managed Sectors -- S Class..................................    $25        $ 77       $131       $280
Massachusetts Investors Growth Stock -- S Class.............    $25        $ 78       $134       $285
Massachusetts Investors Trust -- S Class....................    $23        $ 72       $123       $264
Mid Cap Growth -- S Class...................................    $26        $ 81       $138       $292
Money Market -- S Class.....................................    $23        $ 71       $122       $262
New Discovery -- S Class....................................    $27        $ 84       $142       $302
Research -- S Class.........................................    $25        $ 76       $130       $278
Research Growth and Income -- S Class.......................    $26        $ 80       $137       $291
Research International -- S Class...........................    $30        $ 92       $157       $330
Strategic Growth -- S Class.................................    $27        $ 82       $140       $297
Strategic Income -- S Class.................................    $27        $ 83       $142       $301
Technology -- S Class.......................................    $27        $ 81       $139       $295
Total Return -- S Class.....................................    $24        $ 75       $128       $274
Utilities -- S Class........................................    $25        $ 78       $133       $284
Value -- S Class............................................    $26        $ 80       $137       $290

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
Bond -- S Class.............................................    $29        $ 87       $149       $315
Capital Appreciation -- S Class.............................    $29        $ 88       $150       $318
Capital Opportunities -- S Class............................    $29        $ 89       $152       $321
Emerging Growth -- S Class..................................    $29        $ 88       $150       $317
Emerging Markets Equity -- S Class..........................    $37        $112       $190       $392
Global Asset Allocation -- S Class..........................    $30        $ 93       $158       $332
Global Governments -- S Class...............................    $31        $ 94       $160       $336
Global Growth -- S Class....................................    $32        $ 97       $164       $345
Global Health Sciences -- S Class...........................    $34        $103       $175       $364
Global Telecommunications -- S Class........................    $34        $104       $176       $367
Global Total Return -- S Class..............................    $30        $ 93       $158       $333
Government Securities -- S Class............................    $28        $ 84       $144       $305
High Yield -- S Class.......................................    $30        $ 91       $154       $325
International Growth -- S Class.............................    $34        $103       $174       $363
International Investors Trust -- S Class....................    $33        $102       $173       $360
International New Discovery -- S Class......................    $34        $102       $174       $362
Managed Sectors -- S Class..................................    $29        $ 89       $151       $319
Massachusetts Investors Growth Stock -- S Class.............    $29        $ 90       $153       $323
Massachusetts Investors Trust -- S Class....................    $27        $ 84       $143       $303
Mid Cap Growth -- S Class...................................    $30        $ 92       $157       $331
Money Market -- S Class.....................................    $27        $ 83       $142       $301
New Discovery -- S Class....................................    $31        $ 95       $162       $340
Research -- S Class.........................................    $29        $ 88       $150       $317
Research Growth and Income -- S Class.......................    $30        $ 92       $157       $330
Research International -- S Class...........................    $34        $104       $176       $367
Strategic Growth -- S Class.................................    $31        $ 94       $160       $336
Strategic Income -- S Class.................................    $31        $ 95       $162       $339
Technology -- S Class.......................................    $30        $ 93       $159       $334
Total Return -- S Class.....................................    $28        $ 87       $148       $313
Utilities -- S Class........................................    $29        $ 90       $153       $322
Value -- S Class............................................    $30        $ 92       $156       $329

      THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN. THE EXAMPLES ASSUME THAT ALL CURRENT WAIVERS AND REIMBURSEMENTS CONTINUE THROUGHOUT ALL PERIODS.

      8. The second paragraph under "Variable Account Options: The MFS/Sun Life Series Trust," beginning on page 12 of the Prospectus is replaced by the following:

    "The Series Fund is composed of 31 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 31 series (each, a "Fund"), each corresponding to one of the portfolios. Each Fund offers two share classes: an Initial
    Class and a Service Class (or "S Class"). The Contract provides for investment by the Sub-Accounts in both share classes of 29 of the Funds. (NEITHER SHARE CLASS OF THE INTERNATIONAL NEW DISCOVERY SERIES AND GLOBAL HEALTH SCIENCES SERIES ARE PRESENTLY AVAILABLE FOR SALE.) Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account."

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS FOR THE MFS REGATTA FLEX-4 VARIABLE AND FIXED ANNUITY, AND THE CURRENT FUND PROSPECTUS AS SUPPLEMENTED. ALL SUPPLEMENTS AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

FLEX-4 SUPP 08/2001

                                                             Rule 497(c)
                                                             File Nos. 333-41438
                                                                       811-05846

                        SUPPLEMENT DATED AUGUST 1, 2001

                                       TO

                   PROFILE DATED MAY 1, 2001, AS SUPPLEMENTED
                                      AND
                 PROSPECTUS DATED MAY 1, 2001, AS SUPPLEMENTED

                                      FOR

                                  SELECT FOUR
                           VARIABLE AND FIXED ANNUITY

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Beginning on August 27, 2001, with the addition of a new class of shares -- the "Service Class shares" -- to the MFS/Sun Life Series Trust ("the Series Fund"), the following 9 corresponding investment options will be added to the Select Four Variable and Fixed Annuity Contracts (the "Contracts"):

            MFS/Sun Life Capital Appreciation -- S Class

            MFS/Sun Life Emerging Growth -- S Class

            MFS/Sun Life Government Securities -- S Class

            MFS/Sun Life High Yield -- S Class

            MFS/Sun Life Massachusetts Investors Growth Stock -- S Class

            MFS/Sun Life Massachusetts Investors Trust -- S Class

            MFS/Sun Life New Discovery -- S Class

            MFS/Sun Life Total Return -- S Class

            MFS/Sun Life Utilities -- S Class

      This Supplement describes the fees and performance information associated with the Series Fund's Service Class (the "S Class") shares. The
S Class shares are the same as the shares (referred to herein as the "Initial Class" shares) currently offered in the Series Fund's Prospectus, dated May 1, 2001, except that the S Class shares are subject to a distribution fee equal to 0.25% of each Fund's daily net assets.

      The INITIAL CLASS SHARES are only available to owners of a Select Four Variable and Fixed Annuity Contract who opened their Contracts BEFORE
August 27, 2001. (A Contract is considered "opened" once we have received a completed Application in good order.) Subsequent payments and transfers by such Contract owners will continue to purchase Initial Class shares.

      Owners of a Select Four Variable and Fixed Annuity Contract who opened their Contracts ON OR AFTER August 27, 2001, will only be able to purchase
S CLASS SHARES. Subsequent payments and transfers by such Contract owners will continue to purchase S Class shares.

      As a result of the addition of the S Class shares, the Profile dated
May 1, 2001, as supplemented, (the "Profile") and the Prospectus dated May 1, 2001, as supplemented, (the "Prospectus") for the Select Four Variable and Fixed Annuity are further supplemented as follows:

      1. The list of the available Sub-Accounts appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is hereby supplemented by the adding, under the heading "MFS/Sun Life
Series Trust" the 9 Sub-Accounts listed above.

      2. The summary expense chart appearing in Section 5, "Expenses," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

                                                                                  EXAMPLES:
                                  TOTAL      TOTAL                          TOTAL EXPENSES AT END
                                 ANNUAL      ANNUAL     TOTAL        NO RIDERS (A)        WITH RIDERS (B)
                                INSURANCE     FUND      ANNUAL    -------------------   -------------------
SUB-ACCOUNT                      CHARGE     EXPENSES   EXPENSES    1 YEAR    10 YEARS    1 YEAR    10 YEARS
-----------                     ---------   --------   --------   --------   --------   --------   --------
MFS/Sun Life Capital
  Appreciation -- S Class         1.45%      1.00%      2.45%       $80        $279       $84        $318
MFS/Sun Life Emerging
  Growth -- S Class               1.45%      0.99%      2.44%       $80        $278       $84        $317
MFS/Sun Life Government
  Securities -- S Class           1.45%      0.87%      2.32%       $79        $266       $83        $305
MFS/Sun Life High Yield --
  S Class                         1.45%      1.08%      2.53%       $81        $287       $85        $325
MFS/Sun Life Massachusetts
  Investors Growth Stock --
  S Class                         1.45%      1.06%      2.51%       $81        $285       $85        $323
MFS/Sun Life Massachusetts
  Investors Trust -- S Class      1.45%      0.85%      2.30%       $79        $264       $83        $303
MFS/Sun Life New Discovery --
  S Class                         1.45%      1.24%      2.69%       $83        $302       $86        $340
MFS/Sun Life Total Return --
  S Class                         1.45%      0.95%      2.40%       $80        $274       $84        $313
MFS/Sun Life Utilities --
  S Class                         1.45%      1.05%      2.50%       $81        $284       $85        $322

      3. The performance chart appearing in Section 8, "Performance," of the Profile is supplemented by adding the following Sub-Accounts to the chart:

SUB-ACCOUNT                          2000       1999       1998       1997       1996       1995       1994       1993       1992
-----------                        --------   --------   --------   --------   --------   --------   --------   --------   --------
MFS/Sun Life Capital
 Appreciation -- S Class           (13.45)%   29.91%     26.04%      20.55%    18.91%      31.70%    (5.75)%     15.50%     11.17%
MFS/Sun Life Emerging Growth --
 S Class                           (20.70)%   72.70%     31.44%      19.67%    14.95%         --        --          --         --
MFS/Sun Life Government
 Securities -- S Class              10.11%    (3.68)%     6.73%       6.75%    (0.22)%     15.55%    (4.01)%      6.73%      4.87%
MFS/Sun Life High Yield --
 S Class                            (8.42)%    5.07%     (1.18)%     11.28%    10.17%      14.92%    (3.87)%     15.65%     13.01%
MFS/Sun Life Massachusetts
 Investors Growth Stock --
 S Class                            (7.89)%   33.35%        --          --        --          --        --          --         --
MFS/Sun Life Massachusetts
 Investors Trust -- S Class         (1.76)%    5.20%     21.61%      29.57%    23.14%      34.97%    (2.94)%      6.44%      3.75%
MFS/Sun Life New Discovery --
 S Class                            (1.48)%   57.41%        --          --        --          --        --          --         --
MFS/Sun Life Total Return --
 S Class                            14.67%     0.94%      9.66%      19.77%    12.01%      24.44%    (4.04)%     11.29%      6.58%
MFS/Sun Life Utilities --
 S Class                             5.19%    29.15%     15.59%      30.52%    18.35%      30.17%    (6.55)%        --         --

SUB-ACCOUNT                          1991       1990
-----------                        --------   --------
MFS/Sun Life Capital
 Appreciation -- S Class            38.14%    (11.77)%
MFS/Sun Life Emerging Growth --
 S Class                               --         --
MFS/Sun Life Government
 Securities -- S Class              13.74%      6.94%
MFS/Sun Life High Yield --
 S Class                            45.03%    (15.70)%
MFS/Sun Life Massachusetts
 Investors Growth Stock --
 S Class                               --         --
MFS/Sun Life Massachusetts
 Investors Trust -- S Class            --         --
MFS/Sun Life New Discovery --
 S Class                               --         --
MFS/Sun Life Total Return --
 S Class                            19.42%      0.78%
MFS/Sun Life Utilities --
 S Class                               --         --

      4. The "Underlying Fund Annual Expenses" table appearing on pages 6 and 7 of the Prospectus is supplemented by adding the following S Class shares of the Series Fund:

                                                      OTHER                        TOTAL ANNUAL FUND
                                                  FUND EXPENSES                        EXPENSES
                                    MANAGEMENT        AFTER           12B-1 OR     AFTER AND BEFORE
FUND                                   FEES      REIMBURSEMENT(2)   SERVICE FEES   REIMBURSEMENT(2)
----                                ----------   ----------------   ------------   -----------------
MFS/Sun Life Capital
  Appreciation -- S Class (9)         0.71%           0.04%             0.25%            1.00%
MFS/Sun Life Emerging Growth --
  S Class (9)                         0.69%           0.05%             0.25%            0.99%
MFS/Sun Life Government
  Securities -- S Class               0.55%           0.07%             0.25%            0.87%
MFS/Sun Life High Yield --
  S Class (9)                         0.75%           0.08%             0.25%            1.08%
MFS/Sun Life Massachusetts
  Investors Growth Stock --
  S Class                             0.75%           0.06%             0.25%            1.06%
MFS/Sun Life Massachusetts
  Investors Trust --
  S Class (9)                         0.55%           0.05%             0.25%            0.85%
MFS/Sun Life New Discovery --
  S Class                             0.90%           0.09%             0.25%            1.24%
MFS/Sun Life Total Return --
  S Class (9)                         0.66%           0.04%             0.25%            0.95%
MFS/Sun Life Utilities --
  S Class (9)                         0.72%           0.08%             0.25%            1.05%

      5. Footnote (9) to the "Underlying Fund Annual Expenses" table appearing on page 8 of the Prospectus is supplemented with the addition of the following S class shares of the Series Fund:

    MFS/Sun Life Capital Appreciation -- S Class............  0.99%
    MFS/Sun Life Emerging Growth -- S Class.................  0.98%
    MFS/Sun Life High Yield -- S Class......................  1.07%
    MFS/Sun Life Massachusetts Investors Trust -- S Class...  0.84%
    MFS/Sun Life Total Return -- S Class....................  0.94%
    MFS/Sun Life Utilities -- S Class.......................  1.04%

      6. The "Examples" presented on pages 9 through 14 of the Prospectus are supplemented by adding the following examples:

      If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
MFS Sun Life Capital Appreciation -- S Class................    $80        $125       $131       $279
MFS Sun Life Emerging Growth -- S Class.....................    $80        $125       $130       $278
MFS Sun Life Government Securities -- S Class...............    $79        $122       $124       $266
MFS Sun Life High Yield -- S Class..........................    $81        $128       $135       $287
MFS Sun Life Massachusetts Investors Growth Stock --
  S Class...................................................    $81        $127       $134       $285
MFS Sun Life Massachusetts Investors Trust -- S Class.......    $79        $121       $123       $264
MFS Sun Life New Discovery -- S Class.......................    $83        $132       $142       $302
MFS Sun Life Total Return -- S Class........................    $80        $124       $128       $274
MFS Sun Life Utilities -- S Class...........................    $81        $127       $133       $284

      If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
MFS Sun Life Capital Appreciation -- S Class................    $84        $137       $150       $318
MFS Sun Life Emerging Growth -- S Class.....................    $84        $136       $150       $317
MFS Sun Life Government Securities -- S Class...............    $83        $133       $144       $305
MFS Sun Life High Yield -- S Class..........................    $85        $139       $154       $325
MFS Sun Life Massachusetts Investors Growth Stock --
  S Class...................................................    $85        $138       $153       $323
MFS Sun Life Massachusetts Investors Trust -- S Class.......    $83        $132       $143       $303
MFS Sun Life New Discovery -- S Class.......................    $86        $143       $162       $340
MFS Sun Life Total Return -- S Class........................    $84        $135       $148       $313
MFS Sun Life Utilities -- S Class...........................    $85        $138       $153       $322

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and no optional death benefit riders have been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
MFS Sun Life Capital Appreciation -- S Class................    $25        $76        $131       $279
MFS Sun Life Emerging Growth -- S Class.....................    $25        $76        $130       $278
MFS Sun Life Government Securities -- S Class...............    $24        $72        $124       $266
MFS Sun Life High Yield -- S Class..........................    $26        $79        $135       $287
MFS Sun Life Massachusetts Investors Growth Stock --
  S Class...................................................    $25        $78        $134       $285
MFS Sun Life Massachusetts Investors Trust -- S Class.......    $23        $72        $123       $264
MFS Sun Life New Discovery -- S Class.......................    $27        $84        $142       $302
MFS Sun Life Total Return -- S Class........................    $24        $75        $128       $274
MFS Sun Life Utilities -- S Class...........................    $25        $78        $133       $284

      If you do NOT surrender your Contract, or if you annuitize, at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Plus MAV optional death benefit rider has been elected:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
MFS Sun Life Capital Appreciation -- S Class................    $29        $88        $150       $318
MFS Sun Life Emerging Growth -- S Class.....................    $29        $88        $150       $317
MFS Sun Life Government Securities -- S Class...............    $28        $84        $144       $305
MFS Sun Life High Yield -- S Class..........................    $30        $91        $154       $325
MFS Sun Life Massachusetts Investors Growth Stock --
  S Class...................................................    $29        $90        $153       $323
MFS Sun Life Massachusetts Investors Trust -- S Class.......    $27        $84        $143       $303
MFS Sun Life New Discovery -- S Class.......................    $31        $95        $162       $340
MFS Sun Life Total Return -- S Class........................    $28        $87        $148       $313
MFS Sun Life Utilities -- S Class...........................    $29        $90        $153       $322

      THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN. THE EXAMPLES ASSUME THAT ALL CURRENT WAIVERS AND REIMBURSEMENTS CONTINUE THROUGHOUT ALL PERIODS.

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS FOR THE SELECT FOUR VARIABLE AND FIXED ANNUITY, AND ALL CURRENT FUND PROSPECTUSES AS SUPPLEMENTED. ALL SUPPLEMENTS AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

FUT503